UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22539
Investment Company Act file number

Rochdale High Yield Advances Fund LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Garrett R. D’Alessandro
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

1-212-702-3500
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 - June 30, 2012

Item 1. Proxy Voting Record.

The Rochdale High Yield Advances Fund LLC has not commenced operations and has since deregistered.  Therefore, there were no proxy voting records to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale High Yield Advances Fund LLC

By (Signature and Title)  /s/ Garrett R. D’Alessandro
                                                  Garrett R. D’Alessandro
                                                  President

Date 7/10/12